Related Party Transactions (Details) - USD ($)								3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 15, 2023	Dec. 30, 2022	Jul. 01, 2022	Apr. 14, 2021	Mar. 18, 2020	Feb. 20, 2019	Feb. 03, 2019	Mar. 31, 2023	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	May 21, 2021	Mar. 31, 2021	Mar. 19, 2021	Jun. 30, 2020	Mar. 01, 2020	Feb. 28, 2020	May 22, 2019	Apr. 02, 2019	Apr. 01, 2019	Feb. 04, 2019	Aug. 07, 2018
Related Party Transactions (Details) [Line Items]
Debt instrument, term		12 months			12 months
Aggregate gross proceeds																				6.00%
Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Finance receivable, gross																	$ 9,100,000
Sysorex Settlement Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Stock received during period for debt settlement (in Shares)				12,972,189
Rights Letter Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Stock received during period for debt settlement (in Shares)				3,000,000
Purchase Agreement [Member] | Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount of note receivable												$ 10,000,000			$ 3,000,000
Legal fees, accounting costs, due diligence, monitoring and other transaction costs															$ 20,000
Debt instrument, term							24 months
Affiliated Entity [Member] | CXApp Inc. [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties								$ 80,000.00
Related party transaction, amounts of transaction								$ 1,300,000
Sysorex [Member]
Related Party Transactions (Details) [Line Items]
Interest rate																				21.00%	18.00%
Principal balance to be assigned											$ 1,000,000		$ 1,000,000					$ 1,000,000
Arbitration indemnification percentage																										50.00%
Finance receivable, gross																	$ 9,100,000
Entitlement of cash, factor											1.50%
Sysorex [Member] | Sysorex Settlement Agreement [Member]
Related Party Transactions (Details) [Line Items]
Stock received during period for debt settlement (in Shares)				12,972,189
Common stock, par value (in Dollars per share)				$ 0.00001
Release of previously recorded valuation allowance allowance				$ 7,500,000
Interest income				1,600,000
Gain on related party loan - held for sale				$ 49,800,000
Sysorex [Member] | Rights Letter Agreement [Member]
Related Party Transactions (Details) [Line Items]
Stock received during period for debt settlement (in Shares)				3,000,000
Sysorex [Member] | Purchase Agreement [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount of note receivable																				$ 5,000,000
Interest rate															10.00%
Aggregate maximum principal amount of note receivable							$ 3,000,000									$ 8,000,000						$ 10,000,000	$ 8,000,000	$ 5,000,000	$ 5,000,000
Outstanding balance of the Secured Note														$ 2,300,000					$ 3,000,000
Proceeds from long-term lines of credit									$ 117,000					2,600,000
Repayments of debt														200,000
Accrued interest amount														7,700,000
Additional interest income, unlikely to be received									$ 251,806	$ 275,000				1,100,000
Settlement agreement of net award						$ 941,796
Common shares issued for settlement of amount owed (in Shares)						16,655
Settlement amount receivable from related party													600,000
Interest accrued														$ 100,000
Receivable from related party												0	$ 0
Consulting Services [Member] | Director [Member]
Related Party Transactions (Details) [Line Items]
Additional compensation, per month												$ 10,000
Company Loan [Member] | Affiliated Entity [Member] | Cardinal Ventures Holdings [Member]
Related Party Transactions (Details) [Line Items]
Repayments of debt	$ 150,000
Due from related parties			$ 150,000
Related party transaction, amounts of transaction			$ 150,000